RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	May 31, 2022	May 31, 2021
Management and directors salaries and fees	$ 658,343	$ 325,423
Share-based compensation	164,816	870,533
Key management personnel compensation	$ 823,159	$ 1,195,956